Related party transactions - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
PKB Bank AG
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	€ 5,000
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral to entity, related party transactions		€ 6,875	€ 7,500